As filed with the Securities and Exchange Commission on January 5, 2009
                                     Investment Company Act File Number 811-3955


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                    NEW YORK DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   April 30

Date of reporting period:  October 31, 2008

ITEM 1: REPORT TO STOCKHOLDERS

-------------------------------------------------------------------------------
NEW YORK                                                       600 FIFTH AVENUE
DAILY TAX FREE                                               NEW YORK, NY 10020
INCOME FUND, INC.                                                (212) 830-5200
===============================================================================


Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

On October 2, 2008, the Boards of Directors and Trustees of all U.S.-registered money market funds advised by Reich & Tang Asset Management, LLC approved the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The Boards took further action on December 4, 2008, to approve the extension of the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The extension now provides coverage through April 30, 2009.

The Guarantee Program for U.S.-registered money market funds is a timely and direct response to our troubled markets, providing stability at a time when investor confidence has been eroded. The Guarantee Program guarantees shareholders that they will receive $1.00 for each money market fund share held at the close of business on September 19, 2008.

Below are the essential aspects of the Guarantee Program:

     o the guarantee is based upon the number of shares invested in the fund at the close of business on September 19, 2008;

     o any increase in the number of shares held after the close of business on September 19, 2008 will not be guaranteed;

     o if the number of shares fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less;

     o    in  the  event  a  customer  closes  their  account  with  a  fund  or
          broker/dealer,   any  future  investment  in  the  fund  will  not  be
          guaranteed;

Reich & Tang continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk. Most recently, we have shortened the average maturities of our portfolios to be able to react quickly to the changing market conditions, and we will continue to monitor the markets to ensure that liquidity and safety remain our top priorities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for over 34 years.


Sincerely,


/s/ Michael P. Lydon


Michael P. Lydon
President










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
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NEW YORK DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED OCTOBER 31, 2008
(UNAUDITED)
===============================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2008 through October 31, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-------------------------------------------------------------------------------------------------------------------------
                                        Beginning Account   Ending Account Value Expenses Paid During     Annualized
           Class A Shares                 Value 5/1/08            10/31/08           the Period *       Expense Ratio
-------------------------------------------------------------------------------------------------------------------------

  Actual                                    $1,000.00             $1,008.10              $4.40              0.87%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,020.82              $4.43              0.87%
  expenses)
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
           Class B Shares               Beginning Account   Ending Account Value Expenses Paid During    Annualized
                                          Value 5/1/08            10/31/08           the Period *       Expense Ratio
-------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00             $1,009.10              $3.34              0.66%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,021.88              $3.36              0.66%
  expenses)
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
 New York Tax Exempt Liquidity Fund     Beginning Account   Ending Account Value Expenses Paid During     Annualized
        ("Advantage Shares")              Value 5/1/08            10/31/08           the Period *       Expense Ratio
-------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00             $1,007.30              $5.21              1.03%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,020.01              $5.24              1.03%
  expenses)
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (May 1, 2008 through October 31, 2008), multiplied by 184/365 (to reflect the most recent fiscal half-year).

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
-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity  Interest      Value              Standard
  Amount                                                                          Date     Rate       (Note 1)     Moody's & Poor's
--------                                                                          ----   ----------   --------     ------- --------
 Tax Exempt Commercial Paper (0.92%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  New York State Environmental Quality
             LOC Bayerische Landesbank / Landesbank Hessen                      12/03/08    1.68%  $  3,000,000       P-1     A-1+
-----------                                                                                         -----------
  3,000,000  Total Tax Exempt Commercial Paper                                                        3,000,000
-----------                                                                                         -----------

Tax Exempt General Obligation Notes & Bonds (26.69%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Altmar-Parish-Williamstown CSD Oswego County, NY BAN (b)           07/17/09    2.50%  $  3,010,377
  1,465,000  Averill Park CSD Rensselaer County, NY BAN - Series 2008B (b)      06/26/09    2.03      1,471,707
  2,800,000  Board of Cooperative Education Services Second Supervisory District
             of Monroe and Orleans Counties, NY RAN - Series 2008 (b)           06/26/09    2.25      2,808,886
  8,800,000  City of Corning CSD Steuben, Schuyler and Chemung
             Counties, NY BAN - Series 2008 (b)                                 06/26/09    2.14      8,820,113
  2,400,000  Cobleskill-Richmondville CSD Schoharie, Otsego and Montgomery
             Counties, NY RAN - Series 2008 (b)                                 06/26/09    2.20      2,404,566
  3,465,000  Dansville CSD Livingston County, NY BAN - Series 2008 (b)          06/18/09    2.00      3,475,652
  2,000,000  East Bloomfield CSD Ontario County, NY BAN - Series 2008 (b)       06/26/09    2.15      2,004,441
 13,750,000  Elmira City School District Chemung County, NY BAN (b)             03/19/09    2.08     13,784,103
  2,420,000  Fayetteville-Manlius CSD Onondaga and Madison
             Counties, NY TAN - Series 2008 (b)                                 06/23/09    2.10      2,429,867
  2,200,000  Goshen CSD Orange County, NY BAN - Series 2008 (b)                 07/24/09    2.00      2,207,827
  2,215,664  Guilderland CSD Albany County, NY BAN - Series 2008B (b)           07/23/09    2.00      2,227,443
  2,000,000  Island Trees Union Free School District Nassau County, NY
             BAN - Series 2008 (b)                                              06/24/09    2.00      2,006,313
  1,983,647  Lakeland CSD of Shrub Oak Westchester County, NY BAN (b)           12/19/08    2.25      1,985,566
  2,500,000  Lancaster CSD Erie County, NY BAN - Series 2008 (b)                07/02/09    2.15      2,509,770
  2,500,000  Livingston County, NY BAN (b)                                      02/13/09    1.82      2,506,482
  1,656,137  Orchard Park CSD Erie County,NY BAN - Series 2008                  07/01/09    2.30      1,663,648      MIG-1
  1,600,000  Pawling, NY CSD BAN - Series 2007 (b)                              12/12/08    3.00      1,601,303
  5,500,000  Pearl River Union Free School District Rockland County, NY TAN (b) 06/30/09    2.30      5,515,950
  1,722,329  Poland CSD Herkimer County, NY BAN - Series 2008A (b)              07/24/09    2.15      1,732,733
  4,889,749  Randolph CSD Cattaraugus and Chautauqua Counties, NY BAN
             - Series 2008A (b)                                                 07/16/09    2.00      4,915,055
  3,500,000  Sodus CSD Wayne County, NY BAN - Series 2008 (b)                   06/26/09    2.15      3,513,331
  2,646,098  Southwestern CSD Chautauqua County, NY BAN - Series 2008B (b)      07/23/09    2.00      2,660,165
  3,500,000  Town of Irondequoit, Monroe County, NY BAN - Series 2008 (b)       07/02/09    2.22      3,512,070

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The acompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------




===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity  Interest      Value              Standard
  Amount                                                                          Date     Rate       (Note 1)     Moody's & Poor's
--------                                                                          ----   ----------   --------     ------- --------
Tax Exempt General Obligation Notes & Bonds (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,833,000  Village of Harrison, Westchester County, NY BAN - Series 2008 (b)  03/19/09    2.00%  $  1,836,419
  3,000,000  Whitney Point CSD Broome, Chenango, Cortland and Tioga
             Counties, NY RAN - Series 2008A (b)                                06/30/09    2.10      3,007,746
  4,000,000  Yorktown CSD Westchester County, NY BAN - Series 2008              10/01/09    4.25      4,044,214               SP-1+
-----------                                                                                         -----------
 87,346,624  Total Tax Exempt General Obligation Notes & Bonds                                       87,655,747
-----------                                                                                         -----------

Variable Rate Demand Instruments (c) (72.33%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,410,000  BB & T Municipal Trust Floater Certificates - Series 4000
             (Relating to Louisiana Public Facilities Authority Equipment and
             Capital Facilities Pooled Loan Program RB - Series 2003A)
             LOC Branch Banking And Trust Company                               07/01/18    1.90%  $  1,410,000     VMIG-1
  5,730,000  Broome County IDA Countinuing Care Retirement Community RB
             (Good Shepherd Village at Endwell, Inc. Project) - Series 2008C
             LOC Manufactures & Traders Bankers & Trust                         07/01/40    1.87      5,730,000                 A-1
  1,120,000  City of Albany IDA Senior Housing RB
             (South Mall Towers Albany, L.P. Project) - Series 2003A (d)
             Collateralized by Federal National Mortgage Association            08/15/35    1.60      1,120,000                A-1+
    930,000  Clinton County, NY IDA Civic Facility RB (Champlain Valley
             Physician's Hospital Medical Center Project) - Series 2007A
             LOC KeyBank, N.A.                                                  07/01/42    2.65        930,000                A-1
  1,875,000  County of Franklin, NY IDA Civic Facility RB
             (Trudeau Institute, Inc. Project) - Series 2000
             LOC Bank of America, N.A.                                          12/01/20    1.40      1,875,000                 A-+
  2,490,000  County of Monroe, NY IDA RB
             (Jada Precision Plastics Co., Inc. Project) - Series 1997 (d)
             LOC Bank of America, N.A.                                          12/01/13    1.65      2,490,000                A-1+
  4,165,000  County of Rockland, NY IDA RB (Gussack Realty
             Company/Tappan Wire & Cable Project) - Series 2001
             LOC RBS Citizens Bank                                              05/01/22    2.00      4,165,000     VMIG-1
  1,400,000  Dutchess County, NY IDA Civic Facility RB
             (Marist College Civic Facility) - Series 1998A
             LOC JPMorgan Chase Bank, N.A.                                      07/01/28    1.65      1,400,000                A-1+
  1,900,000  Dutchess County, NY IDA Civic Facility RB
             (Marist College Civic Facility Project) - Series 2005 A
             LOC JPMorgan Chase Bank, N.A.                                      07/01/35    1.65      1,900,000                A-1+


-------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity  Interest      Value              Standard
  Amount                                                                          Date     Rate       (Note 1)     Moody's & Poor's
--------                                                                          ----   ----------   --------     ------- --------
Variable Rate Demand Instruments (c) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,800,000  Eagle Tax - Exempt Trust - Series 20070157 Class A Certificates
             (New York City Municipal Water Finance Authority
             Water and Sewer System RB - Fiscal 2006 Series A)                  06/15/39    1.83%  $  5,800,000                A-1
 11,080,000  Eagle Tax-Exempt Trust - Series 963206
             (New York State Urban Development Corporation Project)
             Collateralized by U.S. Government Securities                       07/01/16    1.85     11,080,000                A-1+
  2,830,000  Erie County, NY IDA Civic Facility RB
             (Aspire of Western New York,  Inc. Project) - Series 2008
             LOC KeyBank, N.A.                                                  01/01/18    3.15      2,830,000       P-1      A-1
  3,520,000  Erie County, NY IDA Multi-Mode Civic Facility RB
             (Child and Family Services of Erie County Project) - Series 2002
             LOC KeyBank, N.A.                                                  06/01/22    3.15      3,520,000       P-1      A-1
  2,000,000  Erie County, NY IDA (Hauptman-Woodward Project) - Series 2004
             LOC KeyBank, N.A.                                                  03/01/24    2.65      2,000,000       P-1      A-1
    900,000  Forest City New Rochelle, NY RB Certificate Trust - Series 2003
             LOC Wachovia Bank, N.A.                                            06/01/11    5.40        900,000     VMIG-1
  3,575,000  Long Island Power Authority, NY Electric System
             Subordinated RB Subseries 2
             LOC State Street Bank & Trust Company/Westdeutsche Landesbank      05/01/33    3.10      3,575,000     VMIG-1     A-1+
  6,400,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2005E-1
             LOC Fortis Bank                                                    11/01/35    2.50      6,400,000     VMIG-1     A-1+
  7,000,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2008B-1
             LOC Scotia Bank                                                    11/01/34    1.65      7,000,000                A-1+
  8,125,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2008B-2
             LOC BNP Paribas                                                    11/01/34    1.25      8,125,000                A-1+
 2, 250,000  Morgan Stanley Floating Rate Trust Certificates - Series 2006 - 1492
             (Dormitory Authority of the State of New York RB
             Cabrini of Westchester Project, Series 2006A)
             Collateralized by GNMA Securities                                  02/15/41    3.00      2,250,000                A-1+
  4,990,000  Nassau County, NY IDA IDRB
             (The Jade Corporation Project) - Series 2007 (d)
             LOC Wilmington Trust Company                                       08/01/32    1.92      4,990,000     VMIG-1

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The acompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------




===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity  Interest      Value              Standard
  Amount                                                                          Date     Rate       (Note 1)     Moody's & Poor's
--------                                                                          ----   ----------   --------     ------- --------
Variable Rate Demand Instruments (c) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000  New York City, NY Capital Resource Corporation RB
             (Loan Enhanced Assistance Program) - Sereis 2006A
             LOC Bank of America, N.A.                                          01/01/26    1.40%  $  1,000,000     VMIG-1
  4,575,000  New York City, NY GO - Fiscal 1994, Series A-6
             LOC Landesbank Hessen                                              08/01/19    1.25      4,575,000     VMIG-1     A-1+
    170,000  New York City, NY GO - Fiscal 1994 Series A-9
             LOC JPMorgan Chase Bank, N.A.                                      08/01/18    1.70        170,000     VMIG-1     A-1+
  1,900,000  New York City, NY GO - Fiscal 1994, Series B-9
             LOC JPMorgan Chase Bank, N.A.                                      08/15/23    1.68      1,900,000     VMIG-1     A-1+
  1,000,000  New York City, NY GO - Fiscal 1996, Series J, Subseries J-3
             LOC JPMorgan Chase Bank, N.A.                                      02/15/16    1.68      1,000,000     VMIG-1     A-1+
  6,760,000  New York City, NY GO - Fiscal 2004, Series A-3
             LOC BNP Paribas                                                    08/01/31    1.68      6,760,000     VMIG-1     A-1+
  1,770,000  New York City, NY GO - Fiscal 2004 Series A-6
             LOC Landesbank Baden - Wurttemberg                                 08/01/31    1.65      1,770,000     VMIG-1     A-1+
  2,505,000  New York City, NY GO - Fiscal 2004 Series H-2
             LOC Bank of New York Mellon                                        03/01/34    1.36      2,505,000     VMIG-1     A-1+
  1,075,000  New York City, NY GO - Fiscal 2006 Series E-3
             LOC Bank of America, N.A.                                          08/01/34    1.74      1,075,000     VMIG-1     A-1+
  5,000,000  New York City, NY GO - Fiscal 2006 Series F-3
             LOC Royal Bank of Scotland PLC                                     09/01/35    1.80      5,000,000     VMIG-1     A-1+
  1,000,000  New York City, NY HDC Multi-Family Mortgage RB
             (West 48th Street Development) - 2001 Series A (d)
             Guaranteed by Federal National Mortgage Association                01/15/34    1.50      1,000,000                A-1+
  5,300,000  New York City, NY HDC Multi-Family Mortgage RB
             (Brookhaven Apartments Project) - Series 2004A (d)
             LOC Citibank, N.A.                                                 01/01/36    1.50      5,300,000                A-1+
  1,000,000  New York City, NY HDC Multi-Family Mortgage RB
              (Beekman Tower) - Series 2008A
             LOC Royal Bank of Scotland PLC                                     03/01/48    1.25      1,000,000                A-1+
  1,525,000  New York City, NY HDC Multi-Family Rental Housing RB
             (100 Jane Street Development) - Series A
             Collateralized by Federal National Mortgage Association            09/15/28    1.50      1,525,000                A-1+
    670,000  New York City, NY IDA Civic Facility RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York Mellon                                        05/01/11    2.43        670,000     VMIG-1

-------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.
-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity  Interest      Value              Standard
  Amount                                                                          Date     Rate       (Note 1)     Moody's & Poor's
--------                                                                          ----   ----------   --------     ------- --------
Variable Rate Demand Instruments (c) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,800,000  New York City, NY IDA Civic Facility RB
             (The Center For Jeweish History Project) - Series 2001
             LOC Bank of America, N.A.                                          09/01/31    1.40%  $  1,800,000     VMIG-1
  3,865,000  New York City, NY IDA Civic Facility RB (The Convent of the
             Sacred Heart School of New York Project) - Series 2002
             LOC Wachovia Bank, N.A.                                            11/01/32    4.05      3,865,000     VMIG-1
  2,105,000  New York City, NY IDA Civic Facility RB
             (American Society For Technion Project) - Series 2003
             LOC Allied Irish Bank PLC                                          10/01/33    1.36      2,105,000     VMIG-1
  8,095,000  New York City, NY IDA Civic Facility RB
             (Jamaica First Parking, LLC Project) - Series 2004
             LOC JPMorgan Chase Bank, N.A.                                      03/01/34    1.80      8,095,000                A-1+
  8,300,000  New York City, NY IDA Liberty RB
             (FC Hanson Office Associates, LLC Project) - Series 2004
             LOC Lloyds PLC                                                     12/01/39    1.65      8,300,000     VMIG-1
  5,430,000  New York City, NY Transitional Finance Authority
             New York City Recovery Bonds Fiscal 1999 Series A, Subseries A-2   11/15/22    1.95      5,430,000     VMIG-1     A-1+
  1,150,000  New York City, NY Transitional Finance Authority
             New York City Recovery Bonds Fiscal 2003 Series 1, Subseries 1B    11/01/22    1.95      1,150,000     VMIG-1     A-1+
    490,000  New York City, NY Trust for Cultural Resources RB
             (The Museum of Broadcasting) - Series 1989
             LOC KBC Bank, N.V.                                                 05/01/14    1.45        490,000     VMIG-1     A-1
  1,300,000  New York Dormitory Authority RB (Cornell Univeristy)-Series 2000A  07/01/29    1.25      1,300,000     VMIG-1     A-1+
  4,700,000  New York State Dormitory Authority RB
             (Catholic Health System Obligated Group) - Series 2006C
             LOC HSBC Bank US                                                   07/01/22    1.80      4,700,000     VMIG-1
  1,850,000  New York State Energy Research & Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2004 C-2 (d)
             LOC Citibank, N.A.                                                 11/01/39    2.00      1,850,000     VMIG-1     A-1+
  1,500,000  New York State Energy Research & Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2004 C-3 (d)
             LOC Citibank, N.A.                                                 11/01/39    1.83      1,500,000     VMIG-1     A-1+


-------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------




===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity  Interest      Value              Standard
  Amount                                                                          Date     Rate       (Note 1)     Moody's & Poor's
--------                                                                          ----   ----------   --------     ------- --------
Variable Rate Demand Instruments (c) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000  New York State Energy Research & Development Authority
             Electric Facilities RB
             (Long Island Lighting Company Project) - Series 1997A (d)
             LOC Royal Bank of Scotland PLC                                     12/01/27    1.80%  $  1,000,000     VMIG-1
  7,700,000  New York State Housing Finance Agency Service Contract RB
             - Series 2003B
             LOC BNP Paribas                                                    03/15/26    1.70      7,700,000                A-1+
  2,400,000  New York State Housing Finance Agency RB
             (101 West End Avenue Project) - Series 2000A (d)
             Guaranteed by Federal National Mortgage Association                05/15/31    1.65      2,400,000     VMIG-1
  2,000,000  New York State Housing Finance Agency RB
             (125 West 31st Project) - Series 2005A (d)
             Guaranteed by Federal National Mortgage Association                05/15/38    1.85      2,000,000     VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             (350 West 43rd Street Project) - Series 2004A (d)
             LOC Landesbank Hessen -Thuringen Girozentrale                      11/01/34    1.50      5,000,000     VMIG-1
  7,800,000  New York State Housing Finance Agency RB
             (Archstone Westbury Apartments Project) - Series 2004A (d)
             LOC Bank of America                                                11/01/36    1.80      7,800,000     VMIG-1
  3,900,000  New York State Housing Finance Agency RB
             (Capitol Green Apartments Housing) - Series 2006 A (d)
             Guaranteed by Federal National Mortgage Association                05/15/36    2.25      3,900,000     VMIG-1
  3,750,000  New York State Housing Finance Agency RB
             (Kew Gardens Hills Housing Project) - 2006 Series A (d)
             Guaranteed by Federal National Mortgage Association                05/15/36    1.50      3,750,000     VMIG-1
  2,000,000  New York State Housing Finance Agency RB
             (Historic Front Street Project) - Series 2003A
             LOC Landesbank Hessen                                              11/01/36    1.65      2,000,000     VMIG-1
    650,000  New York State Housing Finance Agency RB
             (Normandie Court I Housing Project) - Series 1991A
             LOC Landesbank Hessen                                              05/15/15    1.40        650,000     VMIG-1     A-1+
  4,000,000  New York State Housing Finance Agency RB
             (Taconic West 17th Street Project) - 2006 Series A (d)
             LOC Landesbank Baden - Wurttemberg                                 11/01/39    1.50      4,000,000     VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             (The Victory Housing Project) - 2001 Series A (d)
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/33    1.80      5,000,000     VMIG-1

-------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity  Interest      Value              Standard
  Amount                                                                          Date     Rate       (Note 1)     Moody's & Poor's
--------                                                                          ----   ----------   --------     ------- --------
Variable Rate Demand Instruments (c) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,100,000  New York State Local Government Assistance Corporation - Series 1995D
             LOC Societe Generale                                               04/01/25    1.35%  $  5,100,000     VMIG-1     A-1+
  7,495,000  New York State Local Government Assistance Corporation - Series 1995F
             LOC Societe Generale                                               04/01/25    1.75      7,495,000     VMIG-1     A-1+
  3,400,000  Newburgh, NY IDA Civil Facility RB (Community Development
             Properties Dubois St. II Inc. Project) - Series 2005A
             LOC KeyBank, N.A.                                                  10/01/30    3.30      3,400,000     VMIG-1
  1,240,000  Onondaga County, NY IDA Civic Facility RB
             (YMCA of Greater Syracuse, Inc. Project) - Series 2003A
             LOC RBS Citizens, N.A.                                             11/01/25    2.15      1,240,000       P-1      A-1+
  3,730,000  Onondaga County, NY IDA Civic Facility RB
             (Ononadaga Community College Housing Development
             Corporation Project) - Series 2005A
             LOC RBS Citizens, N.A.                                             12/01/30    1.90      3,730,000                A-1+
  3,375,000  Ostego County, NY IDA Civic Facility RB
             (Templeton Foundation Project) - Series 2007A
             LOC KeyBank, N.A                                                   06/01/27    2.65      3,375,000       P-1      A-1
  1,500,000  Town of Riverhead, NY IDA RB
             (Altaire Pharmaceuticals, Inc. Facility) - Series 1998 (d)
             LOC Bank of New York Mellon                                        10/01/13    2.10      1,500,000       P-1      A-1+
  3,550,000  Schenectady County, NY IDA Multi-Mode Civic Facility RB
             (Sunnyview Hospital and Rehabilitation Center Project) - Series 2003A
             LOC KeyBank, N.A.                                                  08/01/33    2.65      3,550,000     VMIG-1
  1,900,000  St. Lawrence County, NY IDA Civic Facility Revenue Refunding RB
             (Claxton-Hepburn Medical Center Project) - Series 2006
             LOC KeyBank, N.A.                                                  12/01/31    3.30      1,900,000     VMIG-1
  4,000,000  Suffolk County, NY IDA Civic Facility RB
             (St. Anthony's High School Civic Facility) - Series 2006
             LOC KBC Bank, N.V.                                                 12/01/36    1.57      4,000,000                A-1+
  1,700,000  Suffolk County, NY IDA Civic Facility RB
             (Touro College Project) - Series 2007
             LOC JPMorgan Chase Bank, N.A.                                      06/01/37    1.70      1,700,000     VMIG-1     A-1+
-----------                                                                                       -------------
237,515,000  Total Variable Rate Demand Instruments                                                 237,515,000
-----------                                                                                       -------------
             Total Investments (99.94%) (Amortized cost $328,170,747+)                            $ 328,170,747
             Cash and Other Assets, Net of Liabilities (0.06%)                                          206,933
                                                                                                  -------------
             Net Assets (100.00%)                                                                 $ 328,377,680
                                                                                                  =============

             +  Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================
   FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  Security subject to alternative minimum tax.


   KEY:
   BAN       =   Bond Anticipation Note                           IDRB      =    Industrial Development Revenue Bond
   CSD       =   Central School District                          LOC       =    Letter of Credit
   GNMA      =   Government National Mortgage Association         RAN       =    Revenue Anticipation Note
   GO        =   General Obligation                               RB        =    Revenue Bond
   HDC       =   Housing Development Corporation                  TAN       =    Tax Anticipation Notes
   IDA       =   Industrial Development Agency


   BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
   -------------------------------------------------------------------------
             State                    Value             % of Portfolio
   -------------------------------------------------------------------------
     Louisiana                        1,410,000               0.43%
     New York                      $326,760,747              99.57%
   -------------------------------------------------------------------------
     Total                         $328,170,747             100.00%
   -------------------------------------------------------------------------

   BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY DATE

   -------------------------------------------------------------------------
             State                    Value             % of Portfolio
   -------------------------------------------------------------------------
     Less than 31 days             $237,515,000              72.38%
     31 through 60                    6,586,869               2.01
     61 through 90                         -0-                0.00
     91 through 120                   2,506,482               0.76
     121 through 180                 15,620,522               4.76
     Over 180 days                   65,941,874              20.09
   -------------------------------------------------------------------------
     Total                         $328,170,747             100.00%
   -------------------------------------------------------------------------

--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2008
(UNAUDITED)
================================================================================


ASSETS
   Investments in securities, at amortized cost (Note 1)................................      $   328,170,747
   Due from Transfer Agent (Note 2).....................................................               81,669
   Accrued interest receivable..........................................................            1,924,695
   Prepaid expenses ....................................................................               31,111
   Other receivables....................................................................               14,546
                                                                                              ---------------
         Total assets...................................................................          330,222,768
                                                                                              ---------------

LIABILITIES
   Payable to affiliates (Note 2).......................................................              191,133
   Due to Custodian.....................................................................            1,349,805
   Accrued expenses.....................................................................              161,532
   Dividends payable....................................................................              142,614
   Other payable........................................................................                    4
                                                                                              ---------------
         Total liabilities..............................................................            1,845,088
                                                                                              ---------------
   Net assets...........................................................................      $   328,377,680
                                                                                              ===============

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 5)..............................      $   328,374,247
   Accumulated net realized gain........................................................                3,433
                                                                                              ---------------
   Net assets...........................................................................      $   328,377,680
                                                                                              ===============

Net asset value, per share (Note 5):
Class Name                                          Net Assets          Shares Outstanding         Net Asset Value
Class A Shares..............................       $206,758,312            206,757,214                 $1.00
Class B Shares..............................        $11,828,210             11,828,147                 $1.00
Advantage Shares............................       $109,791,158            109,790,575                 $1.00


--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2008
(UNAUDITED)
================================================================================


INVESTMENT INCOME

Income:

   Interest..................................................................   $       4,893,800
                                                                                -----------------

Expenses: (Note 2)

   Investment management fee.................................................             605,446

   Administration fee........................................................             423,812

   Distribution fee (Advantage Shares).......................................             273,621

   Shareholder servicing fee (Class A).......................................             142,718

   Shareholder servicing fee (Advantage Shares)..............................             256,892

   Custodian expenses........................................................              10,405

   Shareholder servicing and related shareholder expenses+...................             107,982

   Legal, compliance and filing fees.........................................              60,216

   Audit and accounting......................................................              66,973

   Directors' fees and expenses..............................................              21,069

   Other expenses............................................................              18,425
                                                                                -----------------
       Total expenses........................................................           1,987,559

           Less:  Fees Waived ...............................................            (162,698)
                                                                                -----------------

   Net expenses .............................................................           1,824,861
                                                                                -----------------

Net investment income........................................................           3,068,939


REALIZED GAIN (LOSS) ON INVESTMENTS


Net realized gain on investments.............................................               9,761
                                                                                -----------------
Increase in net assets from operations.......................................   $       3,078,700
                                                                                =================

+    Includes class specific transfer agency expenses of $75,246 and $3,959 for Class A and  Class B, respectively.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                                     Six Months Ended             Year
                                                                     October 31, 2008             Ended
                                                                        (Unaudited)          April 30, 2008
                                                                     ----------------       ----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................   $      3,068,939       $      9,388,959
    Net realized gain (loss) on investments.......................              9,761                  1,281
                                                                     ----------------       ----------------
    Increase in net assets from operations........................          3,078,700              9,390,240
Dividends to shareholders from net investment income*:
    Class A.......................................................         (2,120,340)            (5,227,876)
    Class B.......................................................           (141,719)              (698,412)
    Victory Shares................................................                 --             (1,411,155)
    Advantage Shares..............................................           (806,880)            (2,051,516)
                                                                     ----------------        ----------------
      Total dividends to shareholders.............................         (3,068,939)            (9,388,959)
Capital share transactions (Note 5):
    Class A.......................................................        (66,705,829)            54,607,659
    Class B.......................................................         (4,021,671)           (16,748,346)
    Victory Shares................................................                 --            (60,515,130)
    Advantage Shares..............................................         (1,270,916)            38,641,078
                                                                     ----------------       ----------------
      Total capital share transactions............................        (71,998,416)            15,985,261
                                                                     ----------------       ----------------
        Total increase (decrease).................................        (71,988,655)            15,986,542
Net assets:
    Beginning of period...........................................        400,366,335            384,379,793
                                                                     ----------------       ----------------
    End of period.................................................   $    328,377,680       $    400,366,335
                                                                     ================       ================

Undistributed net investment income...............................   $            -0-       $            -0-
                                                                     ================       ================

*   Designated as exempt-interest dividends for federal income tax purposes.




-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. The Fund had four classes of stock authorized, Class A, Class B, Victory and Advantage Shares. The Victory shares were liquidated on April 1, 2008.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Securities Transactions and Investment Income -
     Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

     c) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required in the financial statements.

     Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48") requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets.

     d) Dividends and Distributions -
     Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.



-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies (continued)

     e) Accounting Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     f) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     g) Allocation of Income and Expenses -
     The Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended October 31, 2008 and the year ended April 30, 2008 class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

     h) Other Risks -
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investment in municipal securities.

     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager"), equal to an annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to the Fund's Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective class share equal to 0.20% for Class A Shares 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of October 31, 2008, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

     Fee Type                  Affiliate                          Amount
     --------                  ---------                          ------
Management fee                 Manager                       $    90,796
Administration fee             Manager                            63,557
Shareholder servicing fees     Distributor                        21,029
Distribution fee               Distributor                         5,448
Transfer Agency fees           Reich & Tang Services, Inc.
                               (the "TA")                         10,303
                                                             -----------
         Total                                               $   191,133
                                                             ===========

For the period ended October 31, 2008 the Distributor voluntarily waived the following fees:
Distribution fees - Advantage Shares                         $  162,698
                                                              =========
The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $7,000 per annum, plus a fee of $1,375 per Board of Directors meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the period ended October 31, 2008 these fees after waivers amounted to:

                                                    Amount                %
                                                    ------               ---
 Class A shares.............................     $  67,844             0.05%
 Class B Shares.............................         3,926             0.05%
                                                 ---------
 Total Transfer Agency Fees.................    $   71,770
                                                 =========

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

The Fund maintain a cash balance with the TA to facilitate the timely processing of redemptions resulting from checks written by the underlying investors in the Fund on a daily basis. Interest earned on the cash balance is retained by the TA to offset the costs incurred by the TA in providing check writing and ACH capabilities to the Portfolio's shareholders. On October 31, 2008 this cash balance was $81,669.

As of October 31, 2008, certain Directors and Officers had investments in the Fund representing less than 0.01% of the Fund.

3. Securities Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended October 31, 2008, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Purchases.................................           $47,235,000
Sales.....................................            49,070,000
Gain/(Loss)...............................                   -0-

4. Compensating Balance Agreement

The Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the "Bank"). To compensate the Bank for such activity the Portfolios may, in the case of the Fund, leave funds or overdraft funds as a compensating balance in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. At the end of each quarter the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit will be offset against the Fund's safekeeping fees which are included as part of the custodian expenses.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Capital Stock

At October 31, 2008, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                    Six Months Ended                          Year
                                                    October 31, 2008                          Ended
                                                       (Unaudited)                       April 30, 2008
                                                    ----------------                    ---------------

Class A                                       Net Assets          Shares           Net Assets          Shares
-------                                      -------------     ------------      --------------    -------------
Sold...................................... $   537,920,723      537,920,723     $ 1,084,289,751    1,084,289,751
Issued on reinvestment of dividends.......       1,976,130        1,976,130           4,402,508        4,402,508
Redeemed..................................    (606,602,682)    (606,602,682)     (1,034,084,600)  (1,034,084,600)
                                             -------------     -------------     --------------    -------------
     Net increase (decrease).............. $   (66,705,829)     (66,705,829)    $    54,607,659      54,607,659
                                             =============     =============     ==============    =============

Class B                                       Net Assets          Shares           Net Assets          Shares
-------                                      -------------     ------------      --------------    -------------
Sold...................................... $    42,961,475       42,961,475     $    81,610,499       81,610,499
Issued on reinvestment of dividends.......         145,918          145,918             727,401          727,401
Redeemed..................................     (47,129,064)     (47,129,064)        (99,086,246)     (99,086,246)
                                            --------------    -------------      --------------    -------------
     Net increase (decrease).............. $    (4,021,671)      (4,021,671)    $   (16,748,346)     (16,748,346)
                                            ==============    =============      ==============    =============

Victory Shares                                Net Assets          Shares           Net Assets          Shares
--------------                               -------------     ------------      --------------    -------------
Sold...................................... $          -0-             -0-       $    95,967,144       95,967,144
Issued on reinvestment of dividends.......            -0-             -0-             1,410,959        1,410,959
Redeemed..................................            -0-             -0-          (157,893,233)    (157,893,233)
                                            --------------    -------------      --------------    -------------
     Net increase (decrease).............. $          -0-             -0-       $   (60,515,130)     (60,515,130)
                                            ==============    =============      ==============    =============

Advantage Shares                              Net Assets          Shares           Net Assets          Shares
----------------                            -------------      ------------       --------------    -------------
Sold...................................... $   108,804,802      108,804,802     $   234,751,597      234,751,597
Issued on reinvestment of dividends.......         794,929          794,929           2,046,062        2,046,062
Redeemed..................................    (110,870,647)    (110,870,647)       (198,156,581)    (198,156,581)
                                            --------------    -------------      --------------    -------------
     Net increase (decrease).............. $    (1,270,916)     (1,270,916)     $    38,641,078       38,641,078
                                            ==============    =============      ==============    =============








-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may effect the amount of capital loss carryforward available for the Portfolios to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the result of future transactions.

At April 30, 2008, the Fund had capital loss carryforward available for Federal income tax purposes as follows:

                   Capital Loss          Expiration of
                     Remaining           Carryforwards
                   $    2,302                2014

7. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 69% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

8. Fair Value Measurement

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on May 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

8. Fair Value Measurement (continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of October 31, 2008:

   Valuation Inputs                             Investment in Securities
   ----------------                             ------------------------
   Level 1 - Quoted Prices                         $         -0-
   Level 2 - Other Significant Observable Inputs     328,170,747
   Level 3 - Significant Unobservable Inputs                 -0-
                                                ----------------
   Total                                           $ 328,170,747
                                                ================

9. Temporary Guarantee Program for Money Market Funds

On October 2, 2008, the Board of Directors of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

On December 4, 2008, the Board of Directors of the Fund approved the extension of the Fund's participation in the Program. The extension provides coverage through April 30, 2009.








-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

10. Financial Highlights

                                                         Six Months Ended                      Year Ended April 30,
Class A Shares                                           October 31, 2008  --------------------------------------------------------
---------------                                            (Unaudited)     2008        2007        2006        2005        2004
                                                            ---------     ------      ------      ------      ------      ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                             -------     -------     -------     -------     -------     -------
Income from investment operations:
Net investment income....................                      0.008       0.025       0.027       0.019       0.007       0.002
Net realized and unrealized gain(loss) on investments          0.000       0.000        --         0.000        --          --
                                                             -------     -------     -------     -------     -------      ------
Total from investment operations..........                     0.008       0.025       0.027       0.019       0.007       0.002
Less distributions from:
Dividends from net investment income.....                     (0.008)     (0.025)     (0.027)     (0.019)     (0.007)     (0.002)
Net realized gains(loss) on investments..                       --           --          --       (0.000)       --          --
                                                             -------     -------     -------     -------     -------      ------
Total distributions......................                     (0.008)     (0.025)     (0.027)     (0.019)     (0.007)     (0.002)
                                                             -------     -------     -------     -------     -------      ------
Net asset value, end of period.................              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                             =======     =======     =======     =======     =======     =======
Total Return...................................                0.81%(a)    2.50%       2.73%       1.93%       0.70%       0.21%
Ratios/Supplemental Data
Net assets, end of period (000's)..............             $206,759     $273,458    $218,850    $285,247    $283,134    $296,871
Ratios to average net assets:
   Expenses (b)................................                0.87%(c)    0.86%       0.87%       0.86%       0.86%       0.83%
   Net investment income.......................                1.55%(c)    2.44%       2.69%       1.91%       0.70%       0.21%
   Expenses offsets............................                 --         0.00%       0.00%       0.00%       0.00%       0.00%

(a)      Unannualized
(b)      Includes expenses offsets, if applicable
(c)      Annualized







-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================

10. Financial Highlights (continued)

                                                         Six Months Ended                      Year Ended April 30,
Class B Shares                                           October 31, 2008  --------------------------------------------------------
---------------                                            (Unaudited)     2008        2007        2006        2005        2004
                                                            ---------     ------      ------      ------      ------      ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                             -------     -------     -------     -------     -------     -------
Income from investment operations:
Net investment income....................                      0.009       0.027       0.029       0.021       0.009       0.004
Net realized and unrealized gain(loss) on investments          0.000       0.000        --         0.000        --           --
                                                             -------     -------     -------     -------     -------     -------
Total from investment operations..........                     0.009       0.027       0.029       0.021       0.009       0.004
Less distributions from:
Dividends from net investment income.....                     (0.009)     (0.027)     (0.029)     (0.021)     (0.009)     (0.004)
Net realized gains(loss) on investments..                       --           --         --        (0.000)        --          --
                                                             -------     -------     -------     -------     -------     -------
Total distributions......................                     (0.009)     (0.027)     (0.029)     (0.021)     (0.009)     (0.004)
                                                             -------     -------     -------     -------     -------     -------
Net asset value, end of period.................              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                             =======     =======     =======     =======     =======     =======
Total Return...................................                0.91%(a)    2.71%       2.93%       2.14%       0.90%       0.41%
Ratios/Supplemental Data
Net assets, end of period (000's)..............              $11,828     $15,849     $32,597     $33,330     $39,831     $51,411
Ratios to average net assets:
   Expenses (b)................................                0.66%(c)    0.65%       0.68%       0.67%       0.66%      0.63%
   Net investment income.......................                1.79%(c)    2.80%       2.90%       2.14%       0.88%      0.40%
   Expenses offsets............................                 --         0.00%       0.00%       0.00%       0.00%      0.00%

(a)      Unannualized
(b)      Includes expenses offsets, if applicable
(c)      Annualized







-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

10. Financial Highlights (continued)

                                                         Six Months Ended                      Year Ended April 30,
Advantage Shares                                         October 31, 2008  --------------------------------------------------------
-----------------                                          (Unaudited)     2008        2007        2006        2005        2004
                                                            ---------     ------      ------      ------      ------      ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                             -------     -------     -------     -------     -------     -------
Income from investment operations:
Net investment income....................                      0.007       0.023       0.025       0.018       0.006       0.001
Net realized and unrealized gain(loss) on investments          0.000       0.000        --         0.000        --          --
                                                             -------     -------     -------     -------     -------     -------
Total from investment operations..........                     0.007       0.023       0.025       0.018       0.006       0.001
Less distributions from:
Dividends from net investment income.....                     (0.007)     (0.023)     (0.025)     (0.018)     (0.006)     (0.001)
Net realized gains(loss) on investments..                       --           --          --       (0.000)       --          --
                                                             -------     -------     -------     -------     -------     -------
Total distributions......................                     (0.007)     (0.023)     (0.025)     (0.018)     (0.006)     (0.001)
                                                             -------     -------     -------     -------     -------     -------
Net asset value, end of period.................              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                             =======     =======     =======     =======     =======     =======
Total Return...................................                0.73%(a)    2.34%       2.58%       1.79%       0.61%       0.15%
Ratios/Supplemental Data
Net assets, end of period (000)................              $109,791    $111,059    $72,419     $66,680     $71,563     $36,685
Ratios to average net assets:
   Expenses (net of fees waived) (b)...........                1.03%(c)    1.02%       1.02%       1.01%       0.95%      0.89%
   Net investment income.......................                1.41%(c)    2.26%       2.55%       1.77%       0.63%      0.14%
   Expenses offsets............................                 --         0.00%       0.00%       0.00%       0.00%      0.00%
   Distribution and shareholder servicing fees waived          0.29%(c)    0.28%       0.30%       0.31%       0.36%      0.39%

(a)      Unannualized
(b)      Includes expenses offsets, if applicable
(c)      Annualized







-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.



















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not                 NEW YORK
authorized for distribution to prospective  investors                 DAILY
in the Fund  unless  preceded  or  accompanied  by an                 TAX FREE
effective  prospectus,   which  includes  information                 INCOME
regarding   the  Fund's   objectives   and  policies,                 FUND, INC
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


  New York Daily Tax Free Income Fund, Inc.
       600 Fifth Avenue
       New York, New York 10020

  Manager
       Reich & Tang Asset Management, LLC
       600 Fifth Avenue
       New York, New York 10020

  Custodian
       The Bank of New York
       2 Hanson Place, 7th Floor
       Brooklyn, New York 11217

  Transfer Agent &
     Dividend Disbursing Agent
       Reich & Tang Services, Inc.                        Semi-Annual Report
       600 Fifth Avenue                                    October 31, 2008
       New York, New York 10020                               (Unaudited)

   Distributor
       Reich & Tang Distributor, Inc.
       600 Fifth Avenue
       New York, New York 10020




NY 10/08S
-------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

Not Applicable.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*    /s/ Christine Manna
                             --------------------
                             Christine Manna, Secretary
Date: January 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael P. Lydon
                             --------------------
                             Michael P. Lydon, President
Date: January 5, 2009

By (Signature and Title)*    /s/ Joseph Jerkovich
                             --------------------
                             Joseph Jerkovich, Treasurer and Assistant Secretary
Date: January 5, 2009

* Print the name and title of each signing officer under his or her signature.